Segment analysis - Segment Results (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($) customer
Segment analysis
Revenue	$ 1,303	$ 991	$ 2,440	$ 1,930
Adjusted EBITDA	181	173	$ 326	$ 321
Number of customers accounting for greater than 10% of revenue | customer			1	1
Europe
Segment analysis
Revenue	533	464	$ 1,032	$ 900
Adjusted EBITDA	61	85	117	151
Americas
Segment analysis
Revenue	770	527	1,408	1,030
Adjusted EBITDA	$ 120	$ 88	$ 209	$ 170